Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Gain (loss) on variable consideration	$ (188)	$ (141)
Foreign exchange gains	15	37
Loss on debt redemption or purchase (Note 19(a))	(58)	0
Other	(44)	(3)
Total non operating income (expense)	$ (275)	$ (107)